Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage Expenses and Vessel Operating Expenses [Abstract]
Commissions	$ 160	$ 224	$ 281
Bunkers expenses	2,117	1,634	716
Other voyage expenses	213	240	191
Total	$ 2,490	$ 2,098	$ 1,188